Inventories	12 Months Ended
Dec. 31, 2025
Disclosure of Measuring inventories [Abstract]
Inventories
19. Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

	At December 31,
(€ thousands)	2025	2024
Raw materials, ancillary materials and consumables	113,241	90,461
Work-in-progress and semi-finished products	49,898	49,442
Finished goods	343,764	381,112
Total inventories	506,903	521,015

The amount of provisions for slow moving and obsolete inventories recognized for the years ended December 31, 2025, 2024 and 2023 was €32,774 thousand, €48,260 thousand and €59,558 thousand respectively.
The following table provides the changes in the total provision for slow moving and obsolete inventories for the years ended December 31, 2025 and 2024.

	2025	2024
At January 1,	(207,078)	(175,222)
Provisions	(32,774)	(48,260)
Utilizations and releases	30,302	22,515
Exchange differences and other changes	12,300	(6,111)
At December 31,	(197,250)	(207,078)